Note 9 - Summary of Stock Options - Stock-based Compensation Expense Included in the Statement of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allocated share-based compensation expense	$ 981	$ 220
Research and Development Expense [Member]
Allocated share-based compensation expense	114	18
General and Administrative Expense [Member]
Allocated share-based compensation expense	$ 867	$ 202